Significant Accounting Policies - Schedule of Estimated Term of Asset (Details)	12 Months Ended
Apr. 30, 2024
Lab Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	5 years
Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	5 years
Computer Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	2 years
Building
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	Remaining term of the property lease
Automobile
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	Remaining term of the automobile lease
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	Shorter of useful life and remaining term of the lease plus the first renewal option
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Basis	Straight line
Term	1 year